Investment (Details) - USD ($)		12 Months Ended
	Jul. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Investment [Line Items]
Prepaid service credit		$ 150,544	$ 265,707
Fair value amount		1,269,465,592	797,960,074
Impairments amount
D11 Labs Limited [Member]
Investment [Line Items]
Acquire ordinary shares (in Shares)		6,307
Aggregate consideration		$ 2,000,000
Equity interest, percentage		4.00%
Cobo Preferred Shares [Member]
Investment [Line Items]
Prepaid service credit	$ 5,000,000			$ 5,000,000	$ 3,000,000
Fair value amount				$ 5,000,000	$ 3,000,000
Fair value	$ 5,000,000